Other liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Text block 1 [Abstract]
Summary of Other Liabilities

	2024	2023

Payables due to policyholders	815	1,632

Payables due to brokers and agents	505	482

Social security and taxes payable	57	59

Income tax payable	4	1

Investment creditors	1,175	995

Cash collateral on derivative transactions	250	964

Cash collateral on securities lent	1,898	2,357

Cash collateral - other	92	68

Repurchase agreements	-	28

Lease liabilities	216	205

Other creditors	2,112	1,599

On December 31	7,124	8,390

Current	6,930	8,210

Non-current	194	180